Liquidity	12 Months Ended
Sep. 30, 2020
Liquidity
Liquidity

NOTE 3— LIQUIDITY

As reflected in the Company’s consolidated financial statements, the Company had negative working capital of approximately $0.9 million as of September 30, 2020. In addition, the Company is currently constructing a new manufacturing plant. As of September 30, 2020, the Company had future minimum capital expenditure commitment on its construction-in-progress (“CIP”) project of approximately $0.6 million within the next twelve months. The Company also had large unpaid tax liabilities of approximately $4.4 million, which are expected to be settled with local tax authorities within one year. Furthermore, the ongoing outbreak of COVID-19 may continue to negatively impact the Company’s business operations. A resurgence could negatively affect the Company’s ability to fulfil customer sales orders and collect customer payments timely, or disrupt the Company’s supply chain. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of September 30, 2020, the Company only had cash on hand of $53,106. The Company also had had outstanding accounts receivable of approximately $5.8 million, of which approximately $5.6 million or 96.9% has been subsequently collected as of the date of this report. Cash collection from accounts receivable become available for use as working capital.

As of September 30, 2020, the Company had outstanding bank loans of approximately $5.0 million from several PRC banks (including short-term bank loans of approximately $1.3 million, current portion of long-term bank loans of approximately $1.2 million and long-term loan of $2.5 million). Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. From October to December, 2020, the Company secured an aggregate of $0.8 million (RMB 5.5 million) loans with PRC banks and financial institutions as working capital loan (see Note 18). In addition to the current borrowings, from April and December 2020, the Company secured an aggregate of $8.7 million (RMB 59 million) lines of credit with PRC banks as working capital loan (including $2.2 million line of credit with Huaxia Bank for one to three years, $1.9 million line of credit with Bohai Bank for one year, $2.6 million line of credit with Bank of China for one year and $1.9 million (RMB 13 million) line of credit with Qishang Bank for three years.) (see Note 10 and Note 18). As of the date of this filing, the Company had borrowed $1.6 million (RMB 11 million) out of these lines of credit and had the availability to borrow an additional maximum loans of RMB48 million (approximately $7.1 million) under these lines of credit before April 2023.

The Company currently plans to support its ongoing CIP project construction through cash flows from operations and bank borrowings. The Company also plans to settle the $4.4 million tax liabilities before September 30, 2021. The above mentioned $7.1 million unused line of credit may be able to cover future minimum CIP expenditure of $0.6 million and $4.4 million unpaid tax liabilities within the next 12 months from the date of this filing. Furthermore, the Company’s controlling shareholder, Mr. Yongwei Hu, also made pledges to provide continuous financial support to the Company for at least next 12 months from the issuance of the Company’s consolidated financial statements.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, capital lease and financial support from its principal shareholder. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date of this filing.